CONTRACT ASSETS (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Non-current contract assets		$ 13,501	¥ 90,453	¥ 91,035
Allowance account for credit losses of financial assets		(4)	(27)	(27)
Current contract assets		2,321	15,552	15,331
Less Impairement allowance		(86)	(576)	(535)
Contract asset		15,822	106,005	106,366
Service concession arrangements [member]
IfrsStatementLineItems [Line Items]
Non-current contract assets	[1]	13,505	90,480	91,062
Current contract assets	[1]	1,108	7,422	7,423
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Current contract assets	[2]	$ 1,299	¥ 8,706	¥ 8,443

[1]	Service concession assets bearing an imputed interest of 7% arose from the Group’s revenue from construction service under a build-own-transfer (“BOT”) arrangement rendered by the Group’s subsidiary, Shaoguan Angrui Environmental Technology Development Co., Limited (“Shaoguan Angrui”). The facilities that the service concession arrangement relate to were under construction phases from June 2018 to December 2020 and commenced operation in January 2021.
[2]	The balance as of December 31, 2021 and June 30, 2022 comprised contract assets arising from performance under water treatment plant construction service contracts. Such contracts include payment schedules which require stage payments over the service periods once milestones are reached.